UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments (unaudited)
As of June 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (97.6%)1
Consumer Discretionary (12.9%)
*	Amazon.com Inc.	202,951	344,976
	Home Depot Inc.	639,780	124,821
*	Netflix Inc.	146,416	57,312
*	Booking Holdings Inc.	24,934	50,543
	Walt Disney Co.	465,801	48,821
	Yum! Brands Inc.	598,771	46,836
	Comcast Corp. Class A	1,300,187	42,659
	Lowe's Cos. Inc.	402,084	38,427
	Ross Stores Inc.	452,417	38,342
	McDonald's Corp.	242,842	38,051
	TJX Cos. Inc.	377,720	35,951
	Best Buy Co. Inc.	470,055	35,057
	Kohl's Corp.	404,181	29,465
	Ralph Lauren Corp. Class A	230,390	28,965
	Marriott International Inc. Class A	190,509	24,118
	Hilton Worldwide Holdings Inc.	256,923	20,338
	H&R Block Inc.	849,259	19,346
*	Michael Kors Holdings Ltd.	286,781	19,100
	News Corp. Class A	1,125,003	17,438
	PulteGroup Inc.	596,029	17,136
	BorgWarner Inc.	323,878	13,979
*	DISH Network Corp. Class A	403,779	13,571
*	Charter Communications Inc. Class A	45,943	13,471
*	Chipotle Mexican Grill Inc. Class A	31,000	13,372
	Aptiv plc	145,200	13,305
	Darden Restaurants Inc.	123,068	13,176
	NIKE Inc. Class B	165,320	13,173
	Ford Motor Co.	1,008,473	11,164
	Tiffany & Co.	83,223	10,952
	News Corp. Class B	686,291	10,878
	DR Horton Inc.	259,694	10,647
	Macy's Inc.	275,344	10,306
*	O'Reilly Automotive Inc.	31,387	8,587
	Target Corp.	111,848	8,514
*	TripAdvisor Inc.	150,010	8,357
	Tractor Supply Co.	108,780	8,321
	Royal Caribbean Cruises Ltd.	79,918	8,280
	PVH Corp.	47,300	7,082
	Goodyear Tire & Rubber Co.	299,488	6,975
	Tapestry Inc.	123,065	5,748
	Expedia Group Inc.	46,470	5,585
*	LKQ Corp.	170,700	5,445
	VF Corp.	65,370	5,329
	Starbucks Corp.	109,033	5,326
	Carnival Corp.	89,728	5,142
	Foot Locker Inc.	92,500	4,870
*	AutoZone Inc.	6,600	4,428
	Dollar General Corp.	40,170	3,961
	Wyndham Hotels & Resorts Inc.	52,995	3,118

Wyndham Destinations Inc.	63,896	2,829
* Ulta Beauty Inc.	10,867	2,537
Nordstrom Inc.	45,390	2,350
* Discovery Communications Inc.	89,940	2,293
* Dollar Tree Inc.	25,160	2,139
Restaurant Brands International Inc.	35,400	2,135
Las Vegas Sands Corp.	26,900	2,054
* Liberty Media Corp-Liberty SiriusXM Class C	44,500	2,019
L Brands Inc.	50,760	1,872
Gap Inc.	55,710	1,804
Hyatt Hotels Corp. Class A	22,900	1,767
Genuine Parts Co.	18,840	1,729
* Crocs Inc.	96,900	1,706
* Michaels Cos. Inc.	88,430	1,695
* Fossil Group Inc.	56,000	1,505
* ServiceMaster Global Holdings Inc.	24,864	1,479
Graham Holdings Co. Class B	2,457	1,440
Delphi Technologies plc	31,222	1,419
Omnicom Group Inc.	17,774	1,356
Brunswick Corp.	19,300	1,244
* Liberty Media Corp-Liberty SiriusXM Class A	26,800	1,207
CBS Corp. Class B	21,312	1,198
* Burlington Stores Inc.	7,200	1,084
La-Z-Boy Inc.	30,100	921
Garmin Ltd.	13,300	811
* Visteon Corp.	6,100	788
^ Sirius XM Holdings Inc.	105,100	712
Gentex Corp.	30,900	711
* Express Inc.	74,400	681
* Hibbett Sports Inc.	28,400	650
Carter's Inc.	5,600	607
* Sleep Number Corp.	20,400	592
Yum China Holdings Inc.	15,000	577
* Liberty Expedia Holdings Inc. Class A	11,900	523
* Groupon Inc. Class A	117,600	506
Newell Brands Inc.	17,358	448
Bloomin' Brands Inc.	21,227	427
* Hilton Grand Vacations Inc.	11,900	413
* Mohawk Industries Inc.	1,848	396
Gannett Co. Inc.	36,911	395
Pier 1 Imports Inc.	162,500	387
Bed Bath & Beyond Inc.	19,100	381
^ Lions Gate Entertainment Corp. Class A	14,800	367
* Murphy USA Inc.	4,700	349
Tenneco Inc.	7,700	339
Dick's Sporting Goods Inc.	9,300	328
Brinker International Inc.	6,600	314
Signet Jewelers Ltd.	4,600	256
* Urban Outfitters Inc.	5,600	249
Harley-Davidson Inc.	5,500	231
* Adtalem Global Education Inc.	4,800	231
Cable One Inc.	305	224
MGM Resorts International	7,628	221
* Liberty TripAdvisor Holdings Inc. Class A	12,500	201
* GCI Liberty Inc. Class A	3,900	176
Whirlpool Corp.	1,100	161
* Sally Beauty Holdings Inc.	8,481	136

* Deckers Outdoor Corp.	1,200	135
International Game Technology plc	5,300	123
New Media Investment Group Inc.	5,900	109
Tailored Brands Inc.	4,000	102
* Vista Outdoor Inc.	6,345	98
Big 5 Sporting Goods Corp.	12,300	93
* Taylor Morrison Home Corp. Class A	4,300	89
Pool Corp.	400	61
Movado Group Inc.	1,200	58
^ GameStop Corp. Class A	3,394	49
Columbia Sportswear Co.	500	46
* Lumber Liquidators Holdings Inc.	1,700	41
* Kirkland's Inc.	3,200	37
Shoe Carnival Inc.	1,100	36
* Discovery Communications Inc. Class A	1,202	33
Entravision Communications Corp. Class A	6,600	33
Ethan Allen Interiors Inc.	1,200	29
Sinclair Broadcast Group Inc. Class A	900	29
* Liberty Global plc Class A	1,000	28
Libbey Inc.	3,300	27
* MDC Partners Inc. Class A	5,400	25
* Pinnacle Entertainment Inc.	695	23
Tile Shop Holdings Inc.	2,800	22
* Nautilus Inc.	1,300	20
* Biglari Holdings Inc. Class B	110	20
* AutoNation Inc.	400	19
Bassett Furniture Industries Inc.	689	19
* Playa Hotels & Resorts NV	1,500	16
Dana Inc.	800	16
General Motors Co.	400	16
Ruth's Hospitality Group Inc.	500	14
* Vitamin Shoppe Inc.	2,000	14
* Monarch Casino & Resort Inc.	300	13
Extended Stay America Inc.	600	13
* Career Education Corp.	800	13
* American Public Education Inc.	300	13
* Horizon Global Corp.	2,100	13
* America's Car-Mart Inc.	200	12
* Wayfair Inc.	100	12
* Modine Manufacturing Co.	605	11
* Biglari Holdings Inc.	10	10
* Shutterfly Inc.	100	9
* WideOpenWest Inc.	600	6
* Bojangles' Inc.	400	6
* Under Armour Inc. Class A	200	5
Cato Corp. Class A	100	2
* FTD Cos. Inc.	400	2
		1,387,954
Consumer Staples (6.6%)
PepsiCo Inc.	865,396	94,216
Walmart Inc.	800,628	68,574
Costco Wholesale Corp.	290,364	60,680
Procter & Gamble Co.	751,344	58,650
Estee Lauder Cos. Inc. Class A	270,138	38,546
Constellation Brands Inc. Class A	161,187	35,279
Philip Morris International Inc.	422,984	34,152
Mondelez International Inc. Class A	749,838	30,743

Colgate-Palmolive Co.	473,399	30,681
Coca-Cola Co.	697,522	30,593
Conagra Brands Inc.	856,215	30,593
Clorox Co.	175,333	23,714
* Monster Beverage Corp.	381,123	21,838
Kroger Co.	766,930	21,819
Walgreens Boots Alliance Inc.	359,780	21,592
Kimberly-Clark Corp.	159,192	16,769
Tyson Foods Inc. Class A	196,139	13,504
Altria Group Inc.	213,308	12,114
Sysco Corp.	161,431	11,024
JM Smucker Co.	92,886	9,983
Kraft Heinz Co.	131,768	8,278
Brown-Forman Corp. Class B	162,726	7,975
Molson Coors Brewing Co. Class B	115,200	7,838
Coty Inc. Class A	395,500	5,577
* US Foods Holding Corp.	99,800	3,774
Church & Dwight Co. Inc.	60,440	3,213
Dr Pepper Snapple Group Inc.	26,126	3,187
Lamb Weston Holdings Inc.	35,100	2,405
* Sprouts Farmers Market Inc.	9,900	219
* Post Holdings Inc.	2,400	206
* Performance Food Group Co.	4,400	161
* TreeHouse Foods Inc.	2,500	131
* Boston Beer Co. Inc. Class A	400	120
Casey's General Stores Inc.	700	74
Nu Skin Enterprises Inc. Class A	700	55
* United Natural Foods Inc.	1,200	51
* USANA Health Sciences Inc.	400	46
* Simply Good Foods Co.	2,400	35
* Central Garden & Pet Co. Class A	700	28
* Nomad Foods Ltd.	1,400	27
Vector Group Ltd.	1,100	21
* Avon Products Inc.	10,200	17
Dean Foods Co.	1,500	16
* Adecoagro SA	1,252	10
Archer-Daniels-Midland Co.	200	9
		708,537
Energy (7.0%)
Chevron Corp.	823,183	104,075
Exxon Mobil Corp.	1,172,548	97,005
Occidental Petroleum Corp.	991,624	82,979
ConocoPhillips	931,817	64,873
Anadarko Petroleum Corp.	792,501	58,051
Phillips 66	369,274	41,473
Valero Energy Corp.	336,608	37,306
Marathon Oil Corp.	1,525,196	31,816
Cabot Oil & Gas Corp.	1,085,101	25,825
Marathon Petroleum Corp.	319,597	22,423
ONEOK Inc.	316,040	22,069
HollyFrontier Corp.	299,641	20,504
EOG Resources Inc.	141,700	17,632
Kinder Morgan Inc.	988,350	17,464
Halliburton Co.	337,170	15,193
Helmerich & Payne Inc.	202,520	12,913
* Concho Resources Inc.	86,420	11,956
Schlumberger Ltd.	154,590	10,362

Cimarex Energy Co.	81,076	8,249
Baker Hughes a GE Co.	248,500	8,208
Williams Cos. Inc.	248,700	6,742
Hess Corp.	91,160	6,098
EQT Corp.	91,730	5,062
* Newfield Exploration Co.	151,423	4,581
* Energen Corp.	26,100	1,901
National Oilwell Varco Inc.	41,600	1,805
Peabody Energy Corp.	35,200	1,601
* Transocean Ltd.	117,700	1,582
* QEP Resources Inc.	116,700	1,431
Pioneer Natural Resources Co.	6,267	1,186
* California Resources Corp.	24,400	1,109
* Superior Energy Services Inc.	108,501	1,057
Oceaneering International Inc.	34,300	873
* Rowan Cos. plc Class A	50,700	822
Devon Energy Corp.	12,700	558
* Keane Group Inc.	40,300	551
* Continental Resources Inc.	5,800	376
* W&T Offshore Inc.	48,000	343
PBF Energy Inc. Class A	7,711	323
McDermott International Inc.	13,600	267
* Bristow Group Inc.	17,400	245
Murphy Oil Corp.	6,515	220
CNX Resources Corp.	8,666	154
SM Energy Co.	5,400	139
Plains GP Holdings LP Class A	5,300	127
* Oasis Petroleum Inc.	8,400	109
* Laredo Petroleum Inc.	10,700	103
* Bonanza Creek Energy Inc.	2,700	102
* Helix Energy Solutions Group Inc.	12,100	101
* Exterran Corp.	3,800	95
Cameco Corp.	7,600	85
* Cactus Inc.	1,500	51
* Apergy Corp.	1,000	42
* CONSOL Energy Inc.	1,000	38
* Matrix Service Co.	1,300	24
* Covia Holdings Corp.	1,280	24
* Earthstone Energy Inc. Class A	2,270	20
Andeavor	100	13
* Ultra Petroleum Corp.	4,000	9
Archrock Inc.	600	7
* Talos Energy Inc.	200	6
World Fuel Services Corp.	300	6
* PDC Energy Inc.	100	6
Noble Energy Inc.	100	4
Golar LNG Ltd.	100	3
* Halcon Resources Corp.	473	2
Antero Midstream GP LP	100	2
Patterson-UTI Energy Inc.	100	2
		750,383
Financials (12.5%)
JPMorgan Chase & Co.	1,468,711	153,040
Bank of America Corp.	3,865,120	108,958
Wells Fargo & Co.	1,659,307	91,992
* Berkshire Hathaway Inc. Class B	449,201	83,843
Progressive Corp.	1,039,734	61,500

Citigroup Inc.	672,496	45,003
CME Group Inc.	270,900	44,406
Goldman Sachs Group Inc.	193,695	42,723
* E*TRADE Financial Corp.	666,679	40,774
T. Rowe Price Group Inc.	316,241	36,712
Allstate Corp.	386,651	35,290
S&P Global Inc.	171,000	34,865
Morgan Stanley	694,861	32,936
Fifth Third Bancorp	1,142,287	32,784
Bank of New York Mellon Corp.	583,889	31,489
Intercontinental Exchange Inc.	395,495	29,089
Ameriprise Financial Inc.	186,181	26,043
Aflac Inc.	530,420	22,819
SunTrust Banks Inc.	318,760	21,045
Regions Financial Corp.	1,124,114	19,987
Torchmark Corp.	243,206	19,799
M&T Bank Corp.	101,354	17,245
Cboe Global Markets Inc.	154,241	16,052
Citizens Financial Group Inc.	407,313	15,844
Synchrony Financial	465,890	15,551
BlackRock Inc.	30,220	15,081
Discover Financial Services	205,247	14,451
Moody's Corp.	83,800	14,293
State Street Corp.	148,302	13,805
Willis Towers Watson plc	89,700	13,599
Zions Bancorporation	256,726	13,527
Prudential Financial Inc.	140,800	13,166
Unum Group	323,036	11,949
Comerica Inc.	130,130	11,831
Franklin Resources Inc.	301,015	9,648
American Express Co.	87,597	8,584
People's United Financial Inc.	431,869	7,813
Jefferies Financial Group Inc.	333,421	7,582
Nasdaq Inc.	82,551	7,534
Northern Trust Corp.	66,100	6,801
American International Group Inc.	127,800	6,776
Capital One Financial Corp.	70,700	6,497
Raymond James Financial Inc.	72,560	6,483
Marsh & McLennan Cos. Inc.	73,050	5,988
Affiliated Managers Group Inc.	38,060	5,658
Everest Re Group Ltd.	22,099	5,093
Invesco Ltd.	189,790	5,041
Hartford Financial Services Group Inc.	91,700	4,689
Huntington Bancshares Inc.	299,982	4,428
US Bancorp	85,135	4,258
* Brighthouse Financial Inc.	105,700	4,235
Loews Corp.	79,877	3,856
First Horizon National Corp.	200,310	3,574
Voya Financial Inc.	72,200	3,393
Arthur J Gallagher & Co.	48,600	3,173
MSCI Inc. Class A	16,400	2,713
MetLife Inc.	60,650	2,644
Cincinnati Financial Corp.	34,579	2,312
First American Financial Corp.	44,500	2,302
Navient Corp.	173,600	2,262
Principal Financial Group Inc.	40,100	2,123
PNC Financial Services Group Inc.	6,314	853

Ares Capital Corp.	43,500	716
Lincoln National Corp.	11,000	685
American Equity Investment Life Holding Co.	16,900	608
Credicorp Ltd.	2,600	585
TCF Financial Corp.	23,500	579
FNF Group	10,500	395
PacWest Bancorp	7,100	351
First Hawaiian Inc.	10,357	301
Argo Group International Holdings Ltd.	5,135	299
LPL Financial Holdings Inc.	4,100	269
* eHealth Inc.	12,000	265
Cadence BanCorp Class A	9,060	262
Bank of NT Butterfield & Son Ltd.	5,700	261
Hope Bancorp Inc.	13,900	248
BankUnited Inc.	5,500	225
Beneficial Bancorp Inc.	13,200	214
State Bank Financial Corp.	6,400	214
TD Ameritrade Holding Corp.	3,500	192
Apollo Investment Corp.	33,306	186
Synovus Financial Corp.	3,100	164
* Flagstar Bancorp Inc.	4,600	158
* Green Dot Corp. Class A	2,100	154
Hanover Insurance Group Inc.	1,200	143
Primerica Inc.	1,300	129
Great Western Bancorp Inc.	2,999	126
* First BanCorp	16,000	122
Trustmark Corp.	3,500	114
Hilltop Holdings Inc.	4,200	93
Meridian Bancorp Inc.	4,800	92
East West Bancorp Inc.	1,300	85
Kemper Corp.	1,105	84
Washington Federal Inc.	2,535	83
* Arch Capital Group Ltd.	3,100	82
Kearny Financial Corp.	5,381	72
Capitol Federal Financial Inc.	5,400	71
IBERIABANK Corp.	891	68
Erie Indemnity Co. Class A	500	59
Assured Guaranty Ltd.	1,600	57
BrightSphere Investment Group plc	3,600	51
Home BancShares Inc.	2,200	50
Preferred Bank	788	48
First Midwest Bancorp Inc.	1,900	48
Exantas Capital Corp.	4,700	48
BGC Partners Inc. Class A	4,105	46
Umpqua Holdings Corp.	2,000	45
Hanmi Financial Corp.	1,574	45
ProAssurance Corp.	1,200	43
Walker & Dunlop Inc.	763	42
Financial Engines Inc.	900	40
Hancock Whitney Corp.	830	39
TPG RE Finance Trust Inc.	1,900	39
* Credit Acceptance Corp.	100	35
* HomeStreet Inc.	1,200	32
Granite Point Mortgage Trust Inc.	1,717	31
Stifel Financial Corp.	600	31
Oaktree Specialty Lending Corp.	6,200	30
PennantPark Investment Corp.	4,100	29

Central Pacific Financial Corp.	1,000	29
* Western Alliance Bancorp	500	28
Brookline Bancorp Inc.	1,500	28
FirstCash Inc.	300	27
Green Bancorp Inc.	1,200	26
Cathay General Bancorp	600	24
Peapack Gladstone Financial Corp.	700	24
* World Acceptance Corp.	200	22
Old Second Bancorp Inc.	1,500	22
* PHH Corp.	1,900	21
Berkshire Hills Bancorp Inc.	500	20
* Bancorp Inc.	1,936	20
Nelnet Inc. Class A	339	20
Oppenheimer Holdings Inc. Class A	700	20
Fidelity Southern Corp.	725	18
Chubb Ltd.	141	18
PennantPark Floating Rate Capital Ltd.	1,300	18
* Essent Group Ltd.	471	17
Columbia Banking System Inc.	400	16
MFA Financial Inc.	2,100	16
Investment Technology Group Inc.	700	15
Opus Bank	483	14
* Athene Holding Ltd. Class A	300	13
Flushing Financial Corp.	500	13
Maiden Holdings Ltd.	1,600	12
First Connecticut Bancorp Inc.	400	12
* Atlas Financial Holdings Inc.	1,379	12
Banner Corp.	200	12
1st Source Corp.	200	11
PJT Partners Inc.	200	11
First Financial Bancorp	300	9
Employers Holdings Inc.	200	8
Newtek Business Services Corp.	400	8
PCSB Financial Corp.	400	8
Santander Consumer USA Holdings Inc.	400	8
Prospect Capital Corp.	1,100	7
SEI Investments Co.	100	6
Home Bancorp Inc.	130	6
First Financial Northwest Inc.	300	6
Access National Corp.	200	6
Brown & Brown Inc.	200	6
Investors Bancorp Inc.	400	5
OFG Bancorp	300	4
* Cowen Inc. Class A	300	4
Garrison Capital Inc.	500	4
Heritage Financial Corp.	100	3
OceanFirst Financial Corp.	100	3
* Donnelley Financial Solutions Inc.	100	2
THL Credit Inc.	207	2
		1,348,051
Health Care (14.1%)
Merck & Co. Inc.	1,970,391	119,603
UnitedHealth Group Inc.	382,719	93,896
Johnson & Johnson	767,742	93,158
AbbVie Inc.	911,047	84,409
Bristol-Myers Squibb Co.	1,518,988	84,061
Pfizer Inc.	2,145,997	77,857

Eli Lilly & Co.	841,875	71,837
Humana Inc.	165,627	49,296
Anthem Inc.	201,496	47,962
* Intuitive Surgical Inc.	90,294	43,204
Zoetis Inc.	507,053	43,196
* Align Technology Inc.	102,718	35,144
* Vertex Pharmaceuticals Inc.	192,726	32,756
Gilead Sciences Inc.	452,325	32,043
Agilent Technologies Inc.	483,604	29,906
Cigna Corp.	167,775	28,513
Medtronic plc	317,932	27,218
* Express Scripts Holding Co.	347,642	26,841
Amgen Inc.	140,701	25,972
* IQVIA Holdings Inc.	228,486	22,807
HCA Healthcare Inc.	217,344	22,300
Baxter International Inc.	286,870	21,182
Perrigo Co. plc	277,900	20,262
CVS Health Corp.	300,313	19,325
Cardinal Health Inc.	376,020	18,361
Danaher Corp.	178,416	17,606
* Edwards Lifesciences Corp.	114,170	16,620
* Centene Corp.	134,067	16,518
Thermo Fisher Scientific Inc.	75,702	15,681
* Boston Scientific Corp.	478,525	15,648
ResMed Inc.	136,260	14,114
* Varian Medical Systems Inc.	121,207	13,784
Becton Dickinson and Co.	51,543	12,348
* Illumina Inc.	41,693	11,644
Dentsply Sirona Inc.	257,166	11,256
* Nektar Therapeutics Class A	228,305	11,148
Cooper Cos. Inc.	43,374	10,212
* IDEXX Laboratories Inc.	46,744	10,187
Quest Diagnostics Inc.	92,090	10,124
Abbott Laboratories	163,991	10,002
* Waters Corp.	51,503	9,970
AmerisourceBergen Corp. Class A	110,586	9,430
McKesson Corp.	68,500	9,138
* DaVita Inc.	128,031	8,890
* Biogen Inc.	28,345	8,227
* Cerner Corp.	133,190	7,963
Allergan plc	41,230	6,874
* Mettler-Toledo International Inc.	10,922	6,320
Zimmer Biomet Holdings Inc.	55,500	6,185
* Regeneron Pharmaceuticals Inc.	17,431	6,014
* Celgene Corp.	75,400	5,988
* ABIOMED Inc.	13,890	5,682
Aetna Inc.	30,629	5,620
* WellCare Health Plans Inc.	20,000	4,925
* Mylan NV	134,382	4,857
* Incyte Corp.	71,300	4,777
* Molina Healthcare Inc.	45,500	4,456
* Hologic Inc.	99,700	3,963
Patterson Cos. Inc.	143,920	3,263
Universal Health Services Inc. Class B	28,600	3,187
Stryker Corp.	18,800	3,175
* Alexion Pharmaceuticals Inc.	13,703	1,701
Bruker Corp.	42,482	1,234

*	QIAGEN NV	32,610	1,179
*,^ Dynavax Technologies Corp.		72,833	1,111
*	Insulet Corp.	12,733	1,091
*	Myriad Genetics Inc.	23,900	893
*	AMAG Pharmaceuticals Inc.	43,200	842
*	Puma Biotechnology Inc.	14,200	840
*,^ Sorrento Therapeutics Inc.		87,561	630
*	Momenta Pharmaceuticals Inc.	30,459	623
*	Neurocrine Biosciences Inc.	6,100	599
*	Masimo Corp.	6,000	586
*	MyoKardia Inc.	11,600	576
*	Depomed Inc.	81,100	541
*	Haemonetics Corp.	5,500	493
*	PTC Therapeutics Inc.	14,300	482
*	Amicus Therapeutics Inc.	27,300	426
*	Spark Therapeutics Inc.	5,000	414
*	Horizon Pharma plc	24,500	406
*	Triple-S Management Corp. Class B	10,304	402
*	Endo International plc	40,300	380
*	Editas Medicine Inc.	10,200	365
*	Premier Inc. Class A	9,900	360
*	Valeant Pharmaceuticals International Inc.	14,400	335
*	LivaNova plc	2,800	280
*	Exelixis Inc.	12,000	258
*	Madrigal Pharmaceuticals Inc.	900	252
*	United Therapeutics Corp.	2,150	243
*	Ophthotech Corp.	66,680	182
*	Halozyme Therapeutics Inc.	8,600	145
*	Eagle Pharmaceuticals Inc.	1,900	144
*	Intercept Pharmaceuticals Inc.	1,700	143
*	HMS Holdings Corp.	6,500	141
*,^ MannKind Corp.		67,100	128
*	Zogenix Inc.	2,700	119
*	CareDx Inc.	9,500	116
*	STAAR Surgical Co.	3,300	102
*	uniQure NV	2,600	98
*	Varex Imaging Corp.	2,266	84
*	OraSure Technologies Inc.	4,800	79
*	Tivity Health Inc.	2,100	74
*	Charles River Laboratories International Inc.	600	67
*	Mallinckrodt plc	3,500	65
*	Heron Therapeutics Inc.	1,549	60
*,^ Rockwell Medical Inc.		12,151	60
*	AngioDynamics Inc.	2,600	58
*	Arrowhead Pharmaceuticals Inc.	4,000	54
*	Quidel Corp.	800	53
*	Clovis Oncology Inc.	1,100	50
*	Agenus Inc.	19,800	45
*	Edge Therapeutics Inc.	41,800	43
*	Select Medical Holdings Corp.	2,200	40
*	Solid Biosciences Inc.	1,042	37
*	Allscripts Healthcare Solutions Inc.	3,057	37
*	Taro Pharmaceutical Industries Ltd.	300	35
*	Retrophin Inc.	1,200	33
*	Community Health Systems Inc.	9,000	30
*,^ Aurinia Pharmaceuticals Inc.		4,800	27
*	CytomX Therapeutics Inc.	1,129	26

*	Novus Therapeutics Inc.	3,477	24
*	Prothena Corp. plc	1,600	23
*	Acorda Therapeutics Inc.	800	23
*	Genomic Health Inc.	400	20
*	ImmunoGen Inc.	2,003	19
*	Portola Pharmaceuticals Inc.	500	19
*	Stemline Therapeutics Inc.	1,122	18
*	Laboratory Corp. of America Holdings	100	18
*	Radius Health Inc.	600	18
	Meridian Bioscience Inc.	1,000	16
*	Accelerate Diagnostics Inc.	700	16
*	Rigel Pharmaceuticals Inc.	5,200	15
*	Spectrum Pharmaceuticals Inc.	700	15
*	Aquinox Pharmaceuticals Inc.	5,135	14
*	Flexion Therapeutics Inc.	500	13
*	Enanta Pharmaceuticals Inc.	100	12
*	BioCryst Pharmaceuticals Inc.	2,000	11
*	BioScrip Inc.	3,700	11
*	Otonomy Inc.	2,600	10
*	Arbutus Biopharma Corp.	1,300	9
*	Strongbridge Biopharma plc	1,538	9
*	Enzo Biochem Inc.	1,760	9
*	Chimerix Inc.	1,834	9
*	Vanda Pharmaceuticals Inc.	400	8
*	Menlo Therapeutics Inc.	900	7
*	Catalyst Pharmaceuticals Inc.	2,129	7
*	Amneal Pharmaceuticals Inc.	400	7
*	Oxford Immunotec Global plc	500	6
*	GenMark Diagnostics Inc.	1,000	6
*	Advaxis Inc.	4,000	6
*	Addus HomeCare Corp.	100	6
*	Civitas Solutions Inc.	300	5
*	Medpace Holdings Inc.	100	4
*	Sangamo Therapeutics Inc.	300	4
*	Endocyte Inc.	300	4
*	Rocket Pharmaceuticals Inc.	200	4
*	Quality Systems Inc.	200	4
*	AcelRx Pharmaceuticals Inc.	1,100	4
*	RTI Surgical Inc.	802	4
*	Adverum Biotechnologies Inc.	500	3
*	Neogen Corp.	29	2
*	OvaScience Inc.	2,518	2
*	Concert Pharmaceuticals Inc.	100	2
*	ACADIA Pharmaceuticals Inc.	100	2
*	TransEnterix Inc.	300	1
*,^ AquaBounty Technologies Inc.		371	1
*	Ra Pharmaceuticals Inc.	100	1
			1,517,273
Industrials (8.7%)
	Boeing Co.	286,219	96,029
	Raytheon Co.	307,450	59,393
	Expeditors International of Washington Inc.	571,816	41,800
	Waste Management Inc.	497,990	40,506
	Lockheed Martin Corp.	132,015	39,001
	Caterpillar Inc.	266,901	36,210
	Honeywell International Inc.	232,335	33,468
	WW Grainger Inc.	106,324	32,790

Norfolk Southern Corp.	174,836	26,377
Pentair plc	590,005	24,827
3M Co.	117,802	23,174
Southwest Airlines Co.	425,950	21,672
Fortive Corp.	274,670	21,180
PACCAR Inc.	332,143	20,580
Harris Corp.	139,938	20,227
* United Rentals Inc.	132,047	19,493
Cintas Corp.	102,600	18,988
Kansas City Southern	176,654	18,718
Ingersoll-Rand plc	208,218	18,683
Eaton Corp. plc	231,186	17,279
AMETEK Inc.	231,540	16,708
American Airlines Group Inc.	421,596	16,004
CSX Corp.	233,058	14,864
KAR Auction Services Inc.	269,300	14,758
Robert Half International Inc.	218,748	14,240
Rockwell Automation Inc.	81,913	13,616
Masco Corp.	351,500	13,153
General Dynamics Corp.	70,054	13,059
Spirit AeroSystems Holdings Inc. Class A	151,300	12,998
Northrop Grumman Corp.	39,435	12,134
CH Robinson Worldwide Inc.	117,590	9,838
Textron Inc.	145,066	9,561
Emerson Electric Co.	136,356	9,428
JB Hunt Transport Services Inc.	73,700	8,958
Fortune Brands Home & Security Inc.	163,500	8,778
Illinois Tool Works Inc.	58,708	8,133
Roper Technologies Inc.	29,044	8,014
Cummins Inc.	57,591	7,660
Dun & Bradstreet Corp.	62,340	7,646
Jacobs Engineering Group Inc.	117,568	7,464
United Parcel Service Inc. Class B	60,482	6,425
Canadian Pacific Railway Ltd.	30,900	5,655
* Quanta Services Inc.	165,686	5,534
General Electric Co.	400,852	5,456
Allison Transmission Holdings Inc.	134,000	5,426
Allegion plc	67,619	5,231
Fastenal Co.	106,300	5,116
Republic Services Inc. Class A	70,105	4,792
* Stericycle Inc.	66,240	4,325
* nVent Electric plc	164,605	4,132
* HD Supply Holdings Inc.	76,100	3,264
Acuity Brands Inc.	28,000	3,244
Equifax Inc.	18,675	2,336
Owens Corning	28,400	1,800
TransDigm Group Inc.	4,487	1,549
* MRC Global Inc.	53,200	1,153
Pitney Bowes Inc.	110,100	944
Xylem Inc.	12,900	869
* Continental Building Products Inc.	24,900	786
Arconic Inc.	39,686	675
BWX Technologies Inc.	10,200	636
Fluor Corp.	12,602	615
Insperity Inc.	6,400	610
Moog Inc. Class A	7,800	608
* AECOM	17,900	591

Old Dominion Freight Line Inc.	3,600	536
ArcBest Corp.	11,600	530
* Armstrong World Industries Inc.	7,300	461
* Gardner Denver Holdings Inc.	15,400	453
Trinity Industries Inc.	12,900	442
Hubbell Inc. Class B	3,300	349
* AerCap Holdings NV	5,700	309
AO Smith Corp.	5,100	302
Graco Inc.	6,600	298
Brady Corp. Class A	7,400	285
* Rexnord Corp.	9,400	273
Landstar System Inc.	2,300	251
* Air Transport Services Group Inc.	10,500	237
Carlisle Cos. Inc.	2,100	227
* Civeo Corp.	43,700	191
TransUnion	2,399	172
* TriNet Group Inc.	3,000	168
* WESCO International Inc.	2,900	166
* Colfax Corp.	5,400	166
* Navigant Consulting Inc.	7,100	157
EnerSys	2,100	157
* KLX Inc.	2,000	144
* Masonite International Corp.	2,000	144
* SPX FLOW Inc.	2,800	123
Lincoln Electric Holdings Inc.	1,300	114
Federal Signal Corp.	4,800	112
* FTI Consulting Inc.	1,700	103
* NOW Inc.	7,200	96
Quad/Graphics Inc.	4,400	92
Timken Co.	2,100	91
Copa Holdings SA Class A	900	85
EMCOR Group Inc.	1,100	84
Spartan Motors Inc.	5,100	77
Alaska Air Group Inc.	1,200	72
* Univar Inc.	2,600	68
Hillenbrand Inc.	1,400	66
LSC Communications Inc.	4,100	64
KBR Inc.	3,400	61
* Harsco Corp.	2,753	61
* Mistras Group Inc.	3,189	60
Macquarie Infrastructure Corp.	1,400	59
* LB Foster Co. Class A	2,557	59
* XPO Logistics Inc.	500	50
Oshkosh Corp.	700	49
* SPX Corp.	1,400	49
H&E Equipment Services Inc.	1,200	45
* Babcock & Wilcox Enterprises Inc.	18,300	44
* USA Truck Inc.	1,800	42
Greenbrier Cos. Inc.	800	42
Donaldson Co. Inc.	900	41
Briggs & Stratton Corp.	2,300	40
ACCO Brands Corp.	2,800	39
United Technologies Corp.	300	37
Korn/Ferry International	600	37
* Huron Consulting Group Inc.	899	37
Universal Forest Products Inc.	1,000	37
Albany International Corp.	600	36

* Milacron Holdings Corp.	1,800	34
* YRC Worldwide Inc.	3,300	33
* Armstrong Flooring Inc.	2,060	29
* Sparton Corp.	1,500	28
* NCI Building Systems Inc.	1,300	27
* GMS Inc.	1,000	27
* Rush Enterprises Inc. Class A	600	26
Toro Co.	400	24
* Hertz Global Holdings Inc.	1,500	23
Global Brass & Copper Holdings Inc.	700	22
* IHS Markit Ltd.	400	21
* ARC Document Solutions Inc.	11,400	20
Hexcel Corp.	300	20
DMC Global Inc.	400	18
Heidrick & Struggles International Inc.	500	17
* Titan Machinery Inc.	1,100	17
Knoll Inc.	800	17
* Textainer Group Holdings Ltd.	1,000	16
* Builders FirstSource Inc.	800	15
* PGT Innovations Inc.	600	13
Kennametal Inc.	300	11
Delta Air Lines Inc.	200	10
Caesarstone Ltd.	595	9
* Aerojet Rocketdyne Holdings Inc.	300	9
MSC Industrial Direct Co. Inc. Class A	100	8
* TrueBlue Inc.	300	8
Heartland Express Inc.	421	8
* JetBlue Airways Corp.	400	8
* United Continental Holdings Inc.	100	7
* DXP Enterprises Inc.	157	6
* Willscot Corp.	400	6
CRA International Inc.	100	5
* Vivint Solar Inc.	1,000	5
Universal Logistics Holdings Inc.	186	5
CECO Environmental Corp.	780	5
* Atkore International Group Inc.	200	4
* Gibraltar Industries Inc.	100	4
* Echo Global Logistics Inc.	100	3
Essendant Inc.	200	3
* HC2 Holdings Inc.	300	2
Steelcase Inc. Class A	100	1
		938,345
Information Technology (26.3%)
Apple Inc.	2,449,279	453,386
Microsoft Corp.	3,481,482	343,309
* Alphabet Inc. Class A	161,139	181,957
* Alphabet Inc. Class C	149,740	167,057
* Facebook Inc. Class A	805,028	156,433
NVIDIA Corp.	476,283	112,831
Visa Inc. Class A	748,785	99,177
Mastercard Inc. Class A	462,432	90,877
* Adobe Systems Inc.	354,986	86,549
Cisco Systems Inc.	1,562,681	67,242
Intel Corp.	1,307,890	65,015
NetApp Inc.	652,577	51,247
QUALCOMM Inc.	812,749	45,611
* VeriSign Inc.	322,370	44,300

	Intuit Inc.	214,731	43,871
	Accenture plc Class A	264,136	43,210
*	Micron Technology Inc.	788,807	41,365
	Fidelity National Information Services Inc.	351,700	37,291
	International Business Machines Corp.	251,580	35,146
	HP Inc.	1,370,981	31,108
*	Cadence Design Systems Inc.	717,868	31,091
*	Electronic Arts Inc.	202,094	28,499
	Total System Services Inc.	334,109	28,239
*	Red Hat Inc.	196,269	26,373
	Cognizant Technology Solutions Corp. Class A	331,240	26,165
	Seagate Technology plc	407,110	22,990
*,^ Advanced Micro Devices Inc.		1,514,661	22,705
*	Citrix Systems Inc.	213,502	22,384
	KLA-Tencor Corp.	217,386	22,289
*	salesforce.com Inc.	158,959	21,682
	Oracle Corp.	468,065	20,623
	Activision Blizzard Inc.	259,290	19,789
	Broadridge Financial Solutions Inc.	170,772	19,656
*	Synopsys Inc.	217,883	18,644
*	eBay Inc.	492,470	17,857
	Texas Instruments Inc.	157,517	17,366
	Applied Materials Inc.	367,080	16,955
*	PayPal Holdings Inc.	195,215	16,256
	DXC Technology Co.	185,800	14,977
	Juniper Networks Inc.	528,658	14,496
	Paychex Inc.	212,032	14,492
	Xilinx Inc.	213,120	13,908
	Western Union Co.	677,323	13,770
*	IPG Photonics Corp.	57,440	12,673
	Western Digital Corp.	158,914	12,302
	Analog Devices Inc.	125,900	12,076
*	F5 Networks Inc.	69,379	11,964
	CA Inc.	321,289	11,454
	Broadcom Inc.	42,234	10,248
	Motorola Solutions Inc.	75,255	8,757
*	Take-Two Interactive Software Inc.	63,710	7,541
	Lam Research Corp.	34,310	5,930
*	ANSYS Inc.	31,978	5,570
*	Autodesk Inc.	40,200	5,270
*	CoreLogic Inc.	97,100	5,039
	Symantec Corp.	225,743	4,662
*	Akamai Technologies Inc.	54,700	4,006
	FLIR Systems Inc.	71,300	3,705
*	Fiserv Inc.	44,112	3,268
	Skyworks Solutions Inc.	31,445	3,039
	Versum Materials Inc.	81,193	3,016
*	Palo Alto Networks Inc.	12,300	2,527
*	Zynga Inc. Class A	462,600	1,883
	Perspecta Inc.	88,300	1,815
	Automatic Data Processing Inc.	9,800	1,315
*	Black Knight Inc.	22,900	1,226
	InterDigital Inc.	13,900	1,125
	Maxim Integrated Products Inc.	18,300	1,073
*	Yelp Inc. Class A	25,700	1,007
*	VMware Inc. Class A	6,700	985
*	IAC/InterActiveCorp	6,400	976

* NCR Corp.	27,700	830
Kulicke & Soffa Industries Inc.	32,900	784
* NetScout Systems Inc.	23,500	698
Teradyne Inc.	16,900	643
* Atlassian Corp. plc Class A	9,700	606
* CommVault Systems Inc.	7,800	514
* Flex Ltd.	35,900	507
Leidos Holdings Inc.	7,500	443
* Cirrus Logic Inc.	11,200	429
* MicroStrategy Inc. Class A	3,307	422
* ARRIS International plc	17,100	418
Avnet Inc.	7,600	326
* Cree Inc.	7,800	324
* SolarEdge Technologies Inc.	6,600	316
* Conduent Inc.	16,100	293
* Acxiom Corp.	9,000	270
* Cornerstone OnDemand Inc.	5,600	266
TE Connectivity Ltd.	2,775	250
* Manhattan Associates Inc.	5,100	240
* Tower Semiconductor Ltd.	10,500	231
* InterXion Holding NV	3,500	218
* Trimble Inc.	6,600	217
Amdocs Ltd.	3,000	199
* CommScope Holding Co. Inc.	6,600	193
Xperi Corp.	11,800	190
* Synaptics Inc.	3,600	181
* Fortinet Inc.	2,600	162
* Glu Mobile Inc.	24,200	155
Amphenol Corp. Class A	1,700	148
* BlackBerry Ltd.	14,800	143
* Photronics Inc.	17,200	137
Genpact Ltd.	4,700	136
* Advanced Energy Industries Inc.	2,309	134
* Yext Inc.	6,800	132
NIC Inc.	8,300	129
* Shutterstock Inc.	2,700	128
* TechTarget Inc.	4,200	119
* Twitter Inc.	2,600	114
Sabre Corp.	4,591	113
* Rambus Inc.	9,000	113
* Lattice Semiconductor Corp.	17,000	112
Dolby Laboratories Inc. Class A	1,800	111
* Euronet Worldwide Inc.	1,300	109
* First Data Corp. Class A	5,100	107
* Luxoft Holding Inc. Class A	2,700	99
* GoDaddy Inc. Class A	1,400	99
Vishay Intertechnology Inc.	4,200	97
LogMeIn Inc.	900	93
NVE Corp.	682	83
Science Applications International Corp.	1,000	81
* Etsy Inc.	1,817	77
* MoneyGram International Inc.	11,400	76
Convergys Corp.	3,000	73
* Rudolph Technologies Inc.	2,305	68
Travelport Worldwide Ltd.	3,600	67
* Match Group Inc.	1,700	66
* Sanmina Corp.	2,200	64

	Cohu Inc.	2,600	64
*	Calix Inc.	8,061	63
	Progress Software Corp.	1,600	62
*	KEMET Corp.	2,500	60
*	Blucora Inc.	1,600	59
*	Alpha & Omega Semiconductor Ltd.	4,100	58
*	XO Group Inc.	1,821	58
*	EchoStar Corp. Class A	1,300	58
*	Anixter International Inc.	900	57
*	SINA Corp.	600	51
*	Web.com Group Inc.	1,800	47
*,^ Ubiquiti Networks Inc.		500	42
*	Syntel Inc.	1,300	42
*	Net 1 UEPS Technologies Inc.	4,100	37
*	Fitbit Inc. Class A	5,700	37
*	Rubicon Project Inc.	13,000	37
*	Zix Corp.	6,500	35
	CDK Global Inc.	500	33
*	SPS Commerce Inc.	400	29
*	QuinStreet Inc.	2,300	29
*	RingCentral Inc. Class A	414	29
*	Unisys Corp.	2,200	28
*	LivePerson Inc.	1,300	27
*	DHI Group Inc.	11,400	27
	Systemax Inc.	771	26
*	ViaSat Inc.	400	26
*	A10 Networks Inc.	4,045	25
*	Tech Data Corp.	300	25
*	Endurance International Group Holdings Inc.	2,413	24
	MAXIMUS Inc.	381	24
*	Immersion Corp.	1,500	23
*	Amkor Technology Inc.	2,400	21
	Hollysys Automation Technologies Ltd.	900	20
*	Coupa Software Inc.	300	19
*	Cardtronics plc Class A	700	17
*	Celestica Inc.	1,372	16
*	Ribbon Communications Inc.	2,091	15
	Daktronics Inc.	1,566	13
*	Nuance Communications Inc.	900	13
*	Aerohive Networks Inc.	3,000	12
*,^ VirnetX Holding Corp.		3,500	12
	Benchmark Electronics Inc.	400	12
*	Apptio Inc. Class A	300	11
*	Quotient Technology Inc.	700	9
*	Mellanox Technologies Ltd.	100	8
*	Care.com Inc.	400	8
	Hackett Group Inc.	500	8
*	Hortonworks Inc.	400	7
*	CalAmp Corp.	300	7
*	Nutanix Inc.	100	5
*	Everi Holdings Inc.	700	5
*	Knowles Corp.	200	3
*	Sykes Enterprises Inc.	100	3
*	Cision Ltd.	133	2
*	Extreme Networks Inc.	100	1
			2,827,482

Materials (2.2%)
	Air Products & Chemicals Inc.	196,673	30,628
	LyondellBasell Industries NV Class A	274,425	30,146
	Freeport-McMoRan Inc.	1,328,738	22,934
	Praxair Inc.	130,843	20,693
	CF Industries Holdings Inc.	436,359	19,374
	Packaging Corp. of America	162,208	18,133
	WestRock Co.	244,985	13,969
	DowDuPont Inc.	191,382	12,616
	FMC Corp.	108,973	9,722
	Sealed Air Corp.	223,800	9,500
	Avery Dennison Corp.	87,808	8,965
	Albemarle Corp.	53,974	5,091
	PPG Industries Inc.	42,764	4,436
	Eastman Chemical Co.	44,136	4,412
	Graphic Packaging Holding Co.	292,700	4,247
	Nucor Corp.	51,758	3,235
	Chemours Co.	63,700	2,826
	Methanex Corp.	30,700	2,171
	Huntsman Corp.	74,100	2,164
	Ball Corp.	59,000	2,097
	Celanese Corp. Class A	15,100	1,677
*	Berry Global Group Inc.	26,900	1,236
	WR Grace & Co.	8,300	608
	Reliance Steel & Aluminum Co.	5,700	499
*	Allegheny Technologies Inc.	17,700	445
*	Crown Holdings Inc.	9,500	425
	Newmont Mining Corp.	10,726	405
	Louisiana-Pacific Corp.	11,100	302
	Domtar Corp.	5,800	277
	Ferroglobe plc	27,700	237
*	AdvanSix Inc.	6,400	234
*	Cleveland-Cliffs Inc.	27,500	232
	Steel Dynamics Inc.	5,000	230
	Valvoline Inc.	10,600	229
*	SunCoke Energy Inc.	11,153	149
	International Flavors & Fragrances Inc.	1,200	149
	Mercer International Inc.	7,600	133
*	Constellium NV Class A	10,700	110
*	Wheaton Precious Metals Corp.	4,900	108
*	Flotek Industries Inc.	31,100	100
*	Coeur Mining Inc.	11,200	85
*	Resolute Forest Products Inc.	4,467	46
	Silgan Holdings Inc.	1,000	27
	Olin Corp.	800	23
^	Israel Chemicals Ltd.	4,934	23
*	Verso Corp.	1,000	22
	Orion Engineered Carbons SA	700	22
*	Ryerson Holding Corp.	1,900	21
	Kronos Worldwide Inc.	400	9
*	Intrepid Potash Inc.	1,000	4
*	TimkenSteel Corp.	200	3
	Core Molding Technologies Inc.	200	3
	Advanced Emissions Solutions Inc.	100	1
*,2 Ferroglobe R&W Trust		48,731	—
			235,433

Other (0.2%)
	SPDR S&P 500 ETF Trust	67,500	18,311
*	Rizzoli Corriere Della Sera Mediagroup SPA	2,001	3
*,2 Biosante Pharmaceutical Inc. CVR		4,189	—
			18,314
Real Estate (3.4%)
*	SBA Communications Corp. Class A	296,524	48,962
	Prologis Inc.	718,660	47,209
*	CBRE Group Inc. Class A	499,322	23,838
	Extra Space Storage Inc.	226,612	22,618
	Weyerhaeuser Co.	617,381	22,510
	Host Hotels & Resorts Inc.	1,041,897	21,953
	American Tower Corp.	141,376	20,382
	Ventas Inc.	339,834	19,354
	Equity Residential	302,950	19,295
	Apartment Investment & Management Co.	401,908	17,001
	Duke Realty Corp.	573,734	16,656
	HCP Inc.	494,168	12,759
	Simon Property Group Inc.	59,356	10,102
	Vornado Realty Trust	134,659	9,954
	Mid-America Apartment Communities Inc.	85,060	8,563
	Public Storage	34,898	7,917
	Crown Castle International Corp.	68,514	7,387
^	Realogy Holdings Corp.	293,700	6,696
	Boston Properties Inc.	42,270	5,302
	Regency Centers Corp.	66,300	4,116
	AvalonBay Communities Inc.	13,696	2,354
	UDR Inc.	61,860	2,322
	SL Green Realty Corp.	22,779	2,290
	Brixmor Property Group Inc.	104,500	1,821
	CoreCivic Inc.	57,400	1,371
	Sun Communities Inc.	13,000	1,272
	Liberty Property Trust	19,805	878
	Kimco Realty Corp.	46,852	796
	American Homes 4 Rent Class A	28,100	623
	Equity LifeStyle Properties Inc.	6,500	597
	GGP Inc.	18,300	374
*	Equity Commonwealth	11,800	372
	Forest City Realty Trust Inc. Class A	12,262	280
	GEO Group Inc.	8,200	226
	Douglas Emmett Inc.	5,600	225
	InfraREIT Inc.	8,100	180
	DDR Corp.	9,100	163
	CubeSmart	4,500	145
	Spirit Realty Capital Inc.	15,800	127
	Highwoods Properties Inc.	2,000	101
	Piedmont Office Realty Trust Inc. Class A	4,100	82
	Park Hotels & Resorts Inc.	2,000	61
	DCT Industrial Trust Inc.	900	60
	Columbia Property Trust Inc.	2,075	47
	Outfront Media Inc.	1,900	37
	National Retail Properties Inc.	800	35
	Hudson Pacific Properties Inc.	800	28
*	iStar Inc.	2,600	28
	Monmouth Real Estate Investment Corp.	1,400	23
	UMH Properties Inc.	1,400	21
	Kite Realty Group Trust	1,200	21

Hersha Hospitality Trust Class A	870	19
Mack-Cali Realty Corp.	900	18
* CorePoint Lodging Inc.	650	17
* Spirit MTA REIT	1,580	16
STORE Capital Corp.	400	11
Retail Properties of America Inc.	821	11
* St. Joe Co.	500	9
Front Yard Residential Corp.	700	7
JBG SMITH Properties	200	7
VEREIT Inc.	600	4
		369,653
Telecommunication Services (1.4%)
AT&T Inc.	2,761,936	88,686
Verizon Communications Inc.	927,908	46,683
CenturyLink Inc.	840,980	15,676
* T-Mobile US Inc.	30,600	1,828
* Intelsat SA	44,800	746
* Zayo Group Holdings Inc.	15,000	547
* Boingo Wireless Inc.	13,300	301
* Vonage Holdings Corp.	18,600	240
^ Frontier Communications Corp.	25,200	135
* Globalstar Inc.	153,029	75
* United States Cellular Corp.	417	15
		154,932
Utilities (2.3%)
NextEra Energy Inc.	307,187	51,309
NRG Energy Inc.	1,386,564	42,568
FirstEnergy Corp.	660,148	23,706
AES Corp.	1,732,902	23,238
Entergy Corp.	245,849	19,862
Exelon Corp.	432,792	18,437
American Electric Power Co. Inc.	246,800	17,091
Dominion Energy Inc.	139,081	9,483
Public Service Enterprise Group Inc.	167,500	9,068
Duke Energy Corp.	91,100	7,204
Southern Co.	155,100	7,183
CenterPoint Energy Inc.	185,310	5,135
Pinnacle West Capital Corp.	36,700	2,957
WEC Energy Group Inc.	36,791	2,379
* Evergy Inc.	13,686	769
Portland General Electric Co.	14,900	637
Avangrid Inc.	9,200	487
Ameren Corp.	6,000	365
TerraForm Power Inc. Class A	20,100	235
* Atlantic Power Corp.	99,700	219
UGI Corp.	3,900	203
Fortis Inc./Canada	3,900	124
OGE Energy Corp.	1,300	46
Chesapeake Utilities Corp.	388	31
Black Hills Corp.	462	28
Atlantica Yield plc	1,295	26
PG&E Corp.	300	13
MGE Energy Inc.	100	6
Xcel Energy Inc.	118	5

	NiSource Inc.			100	3
					242,817
Total Common Stocks (Cost $8,510,345)					10,499,174

		Coupon		Shares
Temporary Cash Investments (2.5%)1
Money Market Fund (2.4%)
3,4 Vanguard Market Liquidity Fund		2.122%		2,556,913	255,717

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.846%	8/9/18	5,000	4,990
5	United States Treasury Bill	1.849%	8/16/18	5,000	4,989
5	United States Treasury Bill	1.982%	10/18/18	5,000	4,971
5	United States Treasury Bill	2.078%	11/15/18	600	595
					15,545
Total Temporary Cash Investments (Cost $271,215)					271,262
Total Investments (100.1%) (Cost $8,781,560)					10,770,436
Other Assets and Liabilities-Net (-0.1%)4					(10,890)
Net Assets (100%)					10,759,546

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,717,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $8,220,000 of collateral received for securities on loan.
5 Securities with a value of $10,856,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2018	1,799	244,808	(5,408)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Growth and Income Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,499,171	3	—[1]
Temporary Cash Investments	255,717	15,545	—
Futures Contracts—Assets[2]	187	—	—
Total	10,755,075	15,548	—
1 Amount less than $500.
2 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Growth and Income Fund

D. At June 30, 2018, the cost of investment securities for tax purposes was $8,781,567,000. Net unrealized appreciation of investment securities for tax purposes was $1,988,869,000, consisting of unrealized gains of $2,181,270,000 on securities that had risen in value since their purchase and $192,401,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a)	Certifications
VANGUARD QUANTITATIVE FUNDS
By:	/s/ MORTIMER J. BUCKLEY*
Date: August 20, 2018	MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS
By:	/s/ MORTIMER J. BUCKLEY*
Date: August 20, 2018	MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

VANGUARD QUANTITATIVE FUNDS
By:	/s/ THOMAS J. HIGGINS*
Date: August 20, 2018	THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.